Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Assets
Fixed maturities, at fair value (amortized cost: 2023, $16,604,693; 2022 $14,925,319)		$ 15,090,056	$ 13,021,914
Short-term investments, at fair value (amortized cost: 2023, $1,032,895; 2022, $536,139)		1,020,257	523,510
Equities, at fair value (cost: 2023, $532,484; 2022, $586,107)		917,170	929,886
Investments in real estate		56,188	57,984
Other invested assets		3,464,839	3,355,106
Total investments		20,548,510	17,888,400
Cash and cash equivalents (restricted: 2023, $97,620; 2022: $137,782)		1,097,423	1,251,596
Accrued investment income		122,107	103,752
Reinsurance balances receivable (1)	[1]	3,377,324	3,342,612
Reinsurance recoverable on paid and unpaid losses		1,921,231	1,947,786
Prepaid reinsurance premiums		215,611	247,276
Funds held by reinsured companies		450,454	471,570
Deferred acquisition costs		1,020,704	1,012,067
Market risk benefit assets, at fair value		144,636	131,186
Deposit assets		164,189	81,053
Net tax assets		563,368	160,634
Goodwill		456,380	456,380
Intangible assets		81,913	89,769
Other assets		324,639	203,119
Total assets		30,488,489	27,387,200
Liabilities
Non-life reserves (1)	[1]	13,151,309	12,725,631
Life and health reserves (1)	[1]	2,859,257	2,497,519
Market risk benefit liabilities, at fair value		5,062	9,170
Unearned premiums (1)	[1]	2,741,755	2,745,371
Other reinsurance balances payable (1)	[1]	655,240	632,336
Debt		1,883,585	1,848,003
Deposit liabilities		6,009	4,681
Net tax liabilities		57,584	38,576
Accounts payable, accrued expenses and other		704,267	488,594
Total liabilities		22,064,068	20,989,881
Shareholders’ Equity
Common shares (par value $0.00000001; issued and outstanding: 100,000,000 shares)		0	0
Preferred shares (par value $1.00; issued and outstanding: 8,000,000 shares; aggregate liquidation value: $200,000)		8,000	8,000
Additional paid-in capital		1,929,934	1,929,934
Accumulated other comprehensive income		7,527	70,879
Retained earnings		6,478,960	4,388,506
Total shareholders’ equity		8,424,421	6,397,319
Total liabilities and shareholders’ equity		$ 30,488,489	$ 27,387,200

[1]	See Note 21 for additional information regarding related party transactions.